CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Increase (decrease) in construction payables	$ 7,305	$ (5,179)	$ 5,948